PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 14.7%
Certificates of Deposit 7.7%
Bank of America NA, SOFR + 0.200%	0.210%(c)	04/08/22	70,000	$69,997,065
Bank of America NA, SOFR + 0.260%	0.270(c)	01/10/22	54,000	54,000,562
Bank of Montreal, 3 Month LIBOR + 0.040%	0.228(c)	02/25/22	32,000	32,002,602
Bank of Montreal, 3 Month LIBOR + 0.110%	0.294(c)	12/13/21	60,000	60,032,823
Bank of Montreal, 3 Month LIBOR + 0.100%	0.294(c)	11/17/21	45,000	45,021,920
Bank of Nova Scotia, 3 Month LIBOR + 0.080%	0.257(c)	07/29/21	95,000	95,022,685
BNP Paribas SA, 3 Month LIBOR + 0.070%	0.262(c)	08/04/21	36,000	36,004,598
BNP Paribas SA, 1 Month LIBOR + 0.240%	0.351(c)	07/13/21	100,000	100,038,831
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.050%	0.234(c)	09/14/21	150,000	149,957,494
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.070%	0.266(c)	08/03/21	179,000	179,031,658
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.160%	0.353(c)	08/06/21	50,000	50,020,435
Cooperatieve Rabobank UA, 3 Month LIBOR + 0.050%	0.252(c)	11/02/21	100,000	100,024,983
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.160%	0.357(c)	07/08/21	115,000	115,035,280
Credit Industriel et Commercial, 3 Month LIBOR + 0.170%	0.347(c)	06/11/21	275,000	275,063,833
Natixis SA, 3 Month LIBOR + 0.030%	0.216(c)	01/21/22	133,000	132,971,434
Natixis SA, 3 Month LIBOR + 0.040%	0.228(c)	01/20/22	30,000	29,995,721
Natixis SA, 3 Month LIBOR + 0.150%	0.336(c)	07/21/21	50,000	50,005,812
Nordea Bank Abp, 3 Month LIBOR + 0.050%	0.238(c)	10/20/21	120,000	120,038,944
Royal Bank of Canada, 3 Month LIBOR + 0.050%	0.252(c)	08/02/21	100,000	100,012,494
Royal Bank of Canada, 3 Month LIBOR + 0.110%	0.300(c)	12/16/21	150,000	150,083,181
Royal Bank of Canada, 3 Month LIBOR + 0.140%	0.326(c)	07/30/21	100,000	100,038,652
Skandinaviska Enskilda Banken AB	0.230	05/03/22	21,000	20,999,577
Svenska Handelsbanken AB, 3 Month LIBOR + 0.120%	0.314(c)	07/06/21	174,000	174,039,562
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.100%	0.282(c)	08/20/21	50,000	50,016,493
Westpac Banking Corp., 3 Month LIBOR + 0.050%	0.246(c)	08/03/21	50,000	50,008,843

Total Certificates of Deposit (cost $2,339,003,526)				2,339,465,482

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 1.6%
Auto Manufacturers 1.5%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.230%(c)	03/28/22	100,000	$100,066,000
Sr. Unsec’d. Notes, MTN, SOFR + 0.230%	0.240(c)	12/13/21	250,000	250,123,763
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	0.262(c)	10/01/21	100,000	99,999,778
				450,189,541
Banks 0.1%
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.180%	0.366(c)	01/21/22	28,000	28,022,680

Total Corporate Bonds (cost $478,027,832)				478,212,221
Municipal Bond 0.1%
Texas
Board of Regents of the University of Texas System, Revenue Bonds, FRDD, (cost $24,990,000)	0.070(cc)	08/01/45	24,990	24,990,000
U.S. Government Agency Obligations 1.9%
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.080(c)	02/17/22	25,000	25,006,281
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.096(c)	11/16/21	80,000	79,990,294
Federal Farm Credit Bank, 3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)	0.100(c)	12/16/21	55,000	55,000,520
Federal Farm Credit Bank, SOFR + 0.110%	0.120(c)	07/08/21	36,700	36,705,113
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.070(c)	02/11/22	26,000	26,005,411
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.111(c)	05/10/21	225,000	225,003,161
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.111(c)	09/28/21	140,000	140,026,115

Total U.S. Government Agency Obligations (cost $587,695,901)				587,736,895

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 3.4%
HSBC Bank PLC,
144A	0.444%(c)	06/03/21	165,000,000	$165,035,726
144A	0.324(c)	10/06/21	75,000,000	75,025,477
144A	0.271(n)	02/03/22	50,000,000	49,913,975
Toronto-Dominion Bank (The),
144A	0.324(c)	07/02/21	260,000,000	260,098,280
144A	0.274(c)	12/03/21	22,000,000	22,008,975

Svenska Handelsbanken AB, 144A	0.208(c)	09/02/21	3,000,000	3,000,198
Canadian Imperial Bank of Commerce, 144A	0.335(c)	01/04/22	121,000,000	121,088,451
DNB Bank ASA,
144A	0.186(c)	01/24/22	85,000,000	84,999,999
144A	0.194(c)	01/28/22	119,500,000	119,499,999

UBS AG, 144A	0.290(c)	11/18/21	148,000,000	148,031,380

Total Commercial Paper (cost $1,048,399,651)				1,048,702,460

Total Long-Term Investments (cost $4,478,116,910)				4,479,107,058

Short-Term Investments 86.0%
Certificates of Deposit 6.7%
Bank of America NA,
SOFR + 0.140%	0.150(c)	05/05/21	77,000	77,000,534
SOFR + 0.150%	0.160(c)	05/03/21	90,000	90,000,000

Bank of America NA	0.230	07/06/21	140,000	140,033,547
Bank of Montreal,
3 Month LIBOR + 0.000%	0.188(c)	07/20/21	88,000	87,968,754
3 Month LIBOR + 0.040%	0.234(c)	10/06/21	1,300	1,300,221
3 Month LIBOR + 0.050%	0.245(c)	08/10/21	2,000	2,000,373

Bank of Montreal	0.210	10/15/21	175,000	175,029,376

Bank of Nova Scotia, 3 Month LIBOR + 0.050%	0.241(c)	09/01/21	134,000	134,017,555
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.040%	0.213(c)	07/23/21	67,000	66,989,975
3 Month LIBOR + 0.100%	0.284(c)	12/13/21	107,000	107,033,381

Citibank NA	0.270	06/14/21	70,000	70,015,296

Citibank NA	0.270	06/14/21	91,000	91,019,885

Credit Suisse AG, SOFR + 0.300%	0.310(c)	08/06/21	96,000	96,022,390

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)

MUFG Bank Ltd.	0.230%	11/01/21	120,000	$120,022,727
Natixis SA, 3 Month LIBOR + 0.030%	0.231(c)	11/15/21	35,000	34,998,936
Nordea Bank Abp, 3 Month LIBOR + 0.100%	0.282(c)	05/21/21	32,000	32,002,266
Norinchukin Bank	0.240	11/16/21	165,000	165,028,291
Skandinaviska Enskilda Banken AB	0.190	11/09/21	98,000	98,009,973

Skandinaviska Enskilda Banken AB	0.200	08/16/21	117,000	117,022,427
Svenska Handelsbanken AB,
3 Month LIBOR + 0.050%	0.234(c)	10/15/21	240,000	239,983,087
3 Month LIBOR + 0.050%	0.240(c)	08/31/21	93,000	93,015,103

Total Certificates of Deposit (cost $2,038,386,180)				2,038,514,097
Commercial Paper 47.5%
Adventist Health System/Sunbelt Inc.	0.000	06/02/21	75,000	74,994,156
Alphabet, Inc., 144A	0.050(n)	05/06/21	130,000	129,999,155
Bank of America Securities, Inc.,
144A, SOFR + 0.150%	0.160(c)	05/03/21	50,000	50,000,416
144A	0.240	05/10/21	2,250	2,250,110

Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.000%	0.191(c)	11/09/21	24,000	23,997,508
BNP Paribas SA, 144A, 3 Month LIBOR + 0.030%	0.223(c)	02/02/22	135,000	134,997,030
BPCE SA,
144A	0.090(n)	06/04/21	3,500	3,499,697
144A	0.190(n)	05/07/21	150,000	149,997,666
144A	0.200(n)	11/01/21	65,000	64,935,866
Caisse des Depots et Consignations,
144A	0.120(n)	07/20/21	80,000	79,979,480
144A	0.120(n)	07/22/21	239,000	238,936,632
144A	0.135(n)	07/09/21	55,000	54,988,557
144A	0.140(n)	07/08/21	140,000	139,971,556
144A	0.160(n)	07/01/21	219,000	218,961,907
144A	0.160(n)	07/02/21	100,000	99,982,150
CDP Financial, Inc.,
144A	0.080(n)	05/17/21	75,000	74,998,194
144A	0.082(n)	05/06/21	308,900	308,897,940
144A	0.090(n)	05/11/21	42,100	42,099,421
144A	0.110(n)	07/01/21	25,000	24,996,082
144A	0.114(n)	05/03/21	71,500	71,499,762
144A	0.120(n)	06/28/21	75,000	74,989,060

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
CDP Financial, Inc., (cont’d.)
144A	0.130%(n)	07/12/21	75,000	$74,984,944
144A	0.148(n)	07/19/21	100,000	99,977,111
144A	0.200(n)	10/20/21	30,000	29,983,277
Citigroup Global Markets Inc.,
144A	0.180(n)	11/04/21	70,000	69,936,759
144A	0.180(n)	01/10/22	60,000	59,917,975
144A	0.190(n)	12/02/21	133,500	133,355,019
144A	0.230(n)	05/07/21	47,000	46,999,452
144A	0.250(n)	07/14/21	82,000	81,980,354
144A	0.260(n)	08/11/21	54,500	54,479,885
144A	0.271(n)	09/13/21	50,000	49,972,044
144A	0.281(n)	09/01/21	75,000	74,963,317

Commonwealth Bank of Australia, 144A, 3 Month LIBOR + 1.000%	0.205(c)	01/31/22	45,000	44,993,306
DNB Bank ASA, 144A, 3 Month LIBOR + 0.080%	0.268(c)	07/20/21	18,000	18,003,848
Erste Abwicklungsanstalt, 144A	0.125(n)	05/25/21	140,000	139,992,028
European Investment Bank	0.101(n)	05/14/21	804,900	804,881,536
Exxon Mobil Corp.	0.070(n)	05/04/21	115,000	114,999,412

Exxon Mobil Corp.	0.070(n)	05/07/21	100,000	99,999,028

Exxon Mobil Corp.	0.090(n)	06/01/21	75,000	74,996,600

Exxon Mobil Corp.	0.090(n)	06/02/21	100,000	99,995,325

Exxon Mobil Corp.	0.120(n)	05/11/21	87,500	87,498,797

Exxon Mobil Corp.	0.120(n)	05/17/21	125,000	124,997,461
Federation Des Caisses Desjardins,
144A	0.050(n)	05/04/21	15,000	14,999,900
144A	0.085(n)	05/03/21	65,000	64,999,675
144A	0.095(n)	05/05/21	30,000	29,999,750
144A	0.095(n)	05/06/21	47,000	46,999,530
144A	0.110(n)	05/10/21	15,000	14,999,733
144A	0.110(n)	06/23/21	7,000	6,998,908
144A	0.145(n)	06/25/21	100,000	99,983,511
144A	0.145(n)	07/07/21	28,000	27,994,024
144A	0.147(n)	07/02/21	260,000	259,949,495
144A	0.180(n)	10/08/21	92,000	91,933,757
144A	0.180(n)	10/14/21	75,000	74,943,289
144A	0.200(n)	07/15/21	5,000	4,998,786
144A	0.200(n)	07/19/21	24,000	23,993,760

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Goldman Sachs International,
144A	0.124%(n)	07/01/21	119,000	$118,973,152
144A	0.150(n)	07/07/21	50,000	49,987,439
144A	0.170(n)	06/24/21	175,000	174,966,580
144A	0.261(n)	06/15/21	220,000	219,967,392
144A	0.301(n)	10/14/21	10,000	9,990,305

HSBC Bank PLC, 144A	0.230(n)	10/26/21	125,000	124,875,072
Hydro-Quebec,
144A	0.060(n)	06/29/21	15,000	14,998,500
144A	0.080(n)	05/06/21	50,000	49,999,675
144A	0.080(n)	05/19/21	10,000	9,999,752
JPMorgan Securities LLC,
SOFR + 0.120%	0.130(c)	08/17/21	160,000	160,003,216
144A, SOFR + 0.140%	0.150(c)	01/25/22	49,000	48,988,900
144A, SOFR + 0.140%	0.150(c)	01/26/22	55,000	54,987,081
144A	0.231(n)	04/05/22	91,000	90,824,673
144A	0.250(n)	05/17/21	125,000	124,995,809
144A, 3 Month LIBOR + 0.100%	0.285(c)	06/09/21	70,000	70,006,994

JPMorgan Securities LLC	0.180(n)	09/15/21	43,000	42,975,440

JPMorgan Securities LLC	0.210(n)	10/19/21	50,000	49,960,345
KFW,
144A	0.050(n)	06/03/21	5,000	4,999,608
144A	0.065(n)	05/12/21	120,000	119,997,760
144A	0.070(n)	05/21/21	193,000	192,992,120
144A	0.070(n)	07/06/21	91,200	91,182,687
144A	0.075(n)	05/14/21	154,000	153,996,467
144A	0.090(n)	08/03/21	18,400	18,394,562

Kingdom of Denmark	0.095(n)	06/14/21	80,000	79,994,500

Kingdom of Denmark	0.095(n)	06/15/21	100,000	99,992,972
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.000(n)	08/03/21	40,000	39,987,861
144A	0.100(n)	05/03/21	60,000	59,999,730
144A	0.130(n)	07/22/21	92,000	91,977,092
144A	0.170(n)	10/04/21	20,000	19,986,742
144A	0.170(n)	10/04/21	50,000	49,966,855
144A	0.170(n)	10/18/21	135,000	134,899,324
144A	0.170(n)	10/20/21	98,000	97,925,591
144A	0.190(n)	08/12/21	50,000	49,982,089
144A	0.230(n)	05/04/21	150,000	149,999,067
144A	0.230(n)	05/11/21	75,000	74,998,625

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
LVMH Moet Hennessy Louis Vuitton SE, (cont’d.)
144A	0.240%(n)	05/06/21	70,000	$69,999,312
144A	0.240(n)	05/12/21	25,000	24,999,500
144A	0.250(n)	05/07/21	6,000	5,999,930
144A	0.250(n)	07/02/21	12,000	11,997,879

Michigan state University Board of Trustee	0.120	06/11/21	21,470	21,470,000
Mitsubishi International Corp.,
144A	0.120(n)	06/29/21	20,000	19,996,000
144A	0.150(n)	05/03/21	43,000	42,999,642
144A	0.150(n)	07/20/21	23,000	22,993,066
144A	0.150(n)	07/21/21	25,000	24,992,313
National Securities Clearing Corp.,
144A	0.086(n)	05/06/21	145,000	144,999,033
144A	0.090(n)	05/03/21	90,000	89,999,700
144A	0.090(n)	05/05/21	50,000	49,999,722
144A	0.090(n)	05/13/21	200,000	199,996,606
144A	0.090(n)	05/14/21	90,000	89,998,285

Natixis SA	0.200(n)	11/01/21	180,000	179,822,399

Natixis SA	0.210(n)	01/03/22	15,000	14,977,990
Nestle Finance International Ltd.,
144A	0.040(n)	05/10/21	86,900	86,899,348
144A	0.050(n)	05/17/21	50,000	49,998,984
144A	0.050(n)	05/20/21	83,000	82,997,786
144A	0.070(n)	05/03/21	14,300	14,299,983
Nordea Bank Abp,
144A	0.190(n)	07/15/21	66,000	65,985,231
144A	0.190(n)	08/16/21	40,000	39,984,880

Novartis Securities Investment Ltd., 144A	0.080(n)	06/23/21	45,060	45,056,080
OMERS Finance Trust,
144A	0.090(n)	05/21/21	51,511	51,508,776
144A	0.100(n)	06/08/21	40,000	39,994,497
144A	0.110(n)	05/03/21	17,708	17,707,911
144A	0.110(n)	05/04/21	19,997	19,996,867
144A	0.110(n)	07/27/21	25,000	24,992,483
144A	0.120(n)	07/23/21	60,000	59,982,080
Ontario Teachers’ Finance Trust,
144A	0.090(n)	05/19/21	50,000	49,998,759
144A	0.107(n)	06/10/21	29,000	28,998,217

Port Authority of New York and New Jersey	0.240	06/28/21	14,690	14,690,237

Port Authority of New York and New Jersey	0.270	05/03/21	9,295	9,295,046

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Province of Alberta,
144A	0.120%(n)	05/19/21	123,000	$122,995,651
144A	0.120(n)	07/14/21	84,000	83,983,375
144A	0.120(n)	07/19/21	75,000	74,983,833
144A	0.150(n)	06/24/21	78,000	77,989,514
144A	0.230(n)	07/07/21	41,000	40,992,798
144A	0.240(n)	06/02/21	20,000	19,998,515
144A	0.250(n)	06/10/21	149,750	149,735,673
144A	0.250(n)	09/09/21	50,000	49,977,266
144A	0.261(n)	09/08/21	191,000	190,913,817

Province of British Columbia	0.060(n)	05/20/21	14,000	13,999,627

Province of British Columbia	0.200(n)	05/17/21	33,000	32,999,330

Province of British Columbia	0.220(n)	06/21/21	39,500	39,496,177

Province of British Columbia	0.220(n)	07/15/21	50,000	49,991,028
PSP Capital, Inc.,
144A	0.110(n)	07/02/21	100,000	99,984,075
144A	0.110(n)	07/19/21	50,000	49,989,222
144A	0.110(n)	07/20/21	100,000	99,978,175
144A	0.120(n)	07/14/21	35,000	34,993,073
144A	0.120(n)	08/23/21	100,000	99,962,625
144A	0.170(n)	07/13/21	20,000	19,996,094
144A	0.200(n)	06/10/21	100,000	99,991,914
144A	0.200(n)	06/23/21	150,000	149,981,100
144A	0.200(n)	10/08/21	50,000	49,969,365
144A	0.200(n)	10/19/21	50,000	49,966,795
144A	0.210(n)	07/07/21	50,000	49,991,216

Queensland Treasury Corp.	0.065(n)	05/19/21	8,440	8,439,791

Queensland Treasury Corp.	0.120(n)	07/14/21	85,000	84,988,489

Queensland Treasury Corp.	0.120(n)	07/15/21	60,000	59,991,767

Queensland Treasury Corp.	0.120(n)	08/03/21	88,000	87,983,048
Royal Bank of Canada,
144A, 3 Month LIBOR + 0.020%	0.208(c)	01/10/22	157,000	157,013,659
144A, 3 Month LIBOR + 0.040%	0.242(c)	03/25/22	47,500	47,487,840

Sanofi SA, 144A	0.060(n)	06/18/21	70,000	69,994,665
Skandinaviska Enskilda Banken AB, 144A	0.200(n)	08/16/21	100,000	99,959,200
Societe Generale SA,
144A, 3 Month LIBOR + 0.050%	0.234(c)	10/28/21	24,000	24,005,040
144A, 3 Month LIBOR + 0.050%	0.262(c)	11/01/21	170,000	170,033,660

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Standard Chartered Bank, 144A	0.260%(n)	07/01/21	74,000	$73,982,031
Svenska Handelsbanken AB,
144A, 3 Month LIBOR + 0.010%	0.196(c)	01/21/22	88,000	87,995,072
144A, 3 Month LIBOR + 0.110%	0.309(c)	06/30/21	44,000	44,013,244

Texas Public Finance Authority	0.180	07/28/21	13,000	13,000,000

Texas Public Finance Authority	0.190	08/11/21	40,000	39,998,872

Texas Public Finance Authority	0.230	05/12/21	13,000	13,000,216
Total Capital Canada Ltd.,
144A	0.110(n)	07/23/21	50,000	49,988,566
144A	0.110(n)	07/30/21	120,000	119,969,363
144A	0.130(n)	07/07/21	150,200	150,173,614
144A	0.166(n)	05/03/21	300,000	299,998,650
144A	0.170(n)	08/18/21	64,000	63,977,902
144A	0.180(n)	08/03/21	10,000	9,997,282
144A	0.180(n)	08/04/21	70,000	69,980,587

Toyota Credit Canada, Inc.	0.200(n)	10/20/21	98,000	97,883,206
Toyota Finance Australia Ltd.	0.110(n)	05/19/21	50,000	49,996,490

Toyota Finance Australia Ltd.	0.150(n)	07/07/21	46,500	46,483,751

Toyota Finance Australia Ltd.	0.150(n)	07/21/21	85,000	84,962,246

Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.090%	0.280(c)	09/14/21	62,000	62,010,354
UBS AG, 144A, 3 Month LIBOR + 0.170%	0.357(c)	07/12/21	100,000	100,009,887
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.000%	0.184(c)	01/28/22	78,000	77,987,520
144A, 3 Month LIBOR + 0.010%	0.192(c)	08/23/21	198,800	198,833,398
144A, 3 Month LIBOR + 0.010%	0.196(c)	01/14/22	70,000	69,999,930
144A, 3 Month LIBOR + 0.020%	0.204(c)	01/10/22	75,000	74,999,998
144A, 3 Month LIBOR + 0.090%	0.280(c)	05/28/21	10,000	10,000,933
144A, 3 Month LIBOR + 0.090%	0.280(c)	05/28/21	90,000	90,008,395

Total Commercial Paper (cost $14,441,202,518)				14,442,085,384

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds 0.4%
Auto Manufacturers 0.2%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	0.348%(c)	02/14/22	57,000,000	$57,017,181
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)	0.878%(c)	01/11/22	8,000,000	8,033,753
				65,050,934
Insurance 0.2%
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.400%	0.594%(c)	10/06/21	60,000,000	60,096,912

Total Corporate Bonds (cost $125,195,309)				125,147,846
Municipal Bond 0.1%
Massachusetts
Commonwealth of Massachusetts, Taxable Revenue Bonds, Series C	0.250%	06/17/21	25,000	25,003,000
Repurchase Agreements(m) 15.1%
Amherst Pierpont Securities LLC,
0.01%, dated 04/28/21, due 05/05/21 in the amount of $200,000,389			200,000	200,000,000
0.01%, dated 04/29/21, due 05/06/21 in the amount of $200,000,389			200,000	200,000,000
0.01%, dated 04/30/21, due 05/03/21 in the amount of $500,000,417			500,000	500,000,000
Cantor Fitzgerald & Co., 0.01%, dated 04/30/21, due 05/03/21 in the amount of $500,000,417			500,000	500,000,000
CF Secured LLC, 0.01%, dated 04/30/21, due 05/03/21 in the amount of $575,000,479			575,000	575,000,000
Credit Agricole Corporate & Investment Bank, 0.01%, dated 04/30/21, due 05/03/21 in the amount of $144,000,120			144,000	144,000,000
Goldman Sachs & Co., 0.01%, dated 04/27/21, due 05/04/21 in the amount of $200,000,389			200,000	200,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (m)(Continued)
ING Financial Markets LLC,
0.01%, dated 04/27/21, due 05/04/21 in the amount of $200,000,389			200,000	$200,000,000
0.025%, dated 04/28/21, due 06/11/21 in the amount of $136,004,156			136,000	136,000,000
Nomura Securities International, Inc., 0.01%, dated 04/30/21, due 05/03/21 in the amount of $525,000,438			525,000	525,000,000
RBC Dominion Securities, Inc.,
0.01%, dated 04/27/21, due 05/04/21 in the amount of $425,000,826			425,000	425,000,000
0.01%, dated 04/27/21, due 05/04/21 in the amount of $555,001,079			555,000	555,000,000
0.01%, dated 04/28/21, due 05/05/21 in the amount of $195,000,379			195,000	195,000,000
0.01%, dated 04/30/21, due 05/03/21 in the amount of $230,000,192			230,000	230,000,000

Total Repurchase Agreements (cost $4,585,000,000)				4,585,000,000
Sovereign Bond 0.1%
Province of Nova Scotia (Canada), Debentures (cost $28,000,000)	9.125%	05/01/21	28,000,000	28,000,000
Time Deposits 2.9%
ABN AMRO Bank NV	0.070	05/05/21	20,000,000	20,000,000
Australia & New Zealand Banking Group Ltd.	0.180	05/18/21	112,000,000	112,000,000
Australia & New Zealand Banking Group Ltd.	0.180	07/12/21	62,000,000	62,000,000
Australia & New Zealand Banking Group Ltd.	0.190	07/07/21	123,000,000	123,000,000
Australia & New Zealand Banking Group Ltd.	0.200	07/06/21	184,000,000	184,000,000
US Bank NA	0.020	05/03/21	379,192,000	379,192,000

Total Time Deposits (cost $880,192,000)				880,192,000
U.S. Government Agency Obligations 0.8%
Federal Farm Credit Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	0.100(c)	06/02/21	21,000	21,000,859
Federal Home Loan Bank, 3 Month LIBOR + (0.105)% (Cap N/A, Floor 0.000%)	0.087(c)	08/04/21	30,000	30,002,120

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank, 3 Month LIBOR + (0.095)% (Cap N/A, Floor 0.000%)	0.089%(c)	09/13/21	71,545	$71,556,296
Federal Home Loan Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.095(c)	12/17/21	45,000	45,003,226
Federal Home Loan Bank, 3 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)	0.096(c)	08/24/21	52,580	52,589,147
Federal Home Loan Bank, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)	0.284(c)	10/28/21	37,330	37,372,277

Total U.S. Government Agency Obligations (cost $257,517,417)				257,523,925
U.S. Treasury Obligations(n) 12.4%
U.S. Treasury Bills	0.000	06/29/21	154,000	153,996,342
U.S. Treasury Bills	0.010	05/06/21	315,000	314,999,868
U.S. Treasury Bills	0.011	05/18/21	274,000	273,999,573
U.S. Treasury Bills	0.012	05/27/21	51,000	50,999,941
U.S. Treasury Bills	0.013	06/22/21	875,000	874,987,846
U.S. Treasury Bills	0.016	05/04/21	307,000	306,999,979
U.S. Treasury Bills	0.018	06/01/21	142,000	141,998,855
U.S. Treasury Bills	0.022	07/01/21	150,000	149,996,927
U.S. Treasury Bills	0.028	05/25/21	700,000	699,997,858
U.S. Treasury Bills	0.085	05/20/21	472,000	471,997,772
U.S. Treasury Bills	0.087	05/11/21	324,000	323,999,579

Total U.S. Treasury Obligations (cost $3,763,928,516)				3,763,974,540

Total Short-Term Investments (cost $26,144,421,940)				26,145,440,792

TOTAL INVESTMENTS 100.7% (cost $30,622,538,850)				30,624,547,850
Liabilities in excess of other assets (0.7)%				(210,857,499)

Net Assets 100.0%				$30,413,690,351

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
FRDD	Floating Rate Daily Demand Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 0.000%-8.000%, maturity dates 03/15/28-04/01/51), FNMA (coupon rates 0.875%-6.000%, maturity dates 07/01/21-02/01/57), GNMA (coupon rates 2.000%-6.500%, maturity dates 03/15/23-03/20/71), TVA (coupon rates 0.000%-1.875%, maturity dates 08/15/22-09/15/36), and U.S. Treasury Securities (coupon rates 0.000%-8.125%, maturity dates 05/15/21-02/15/51), with the aggregate value, including accrued interest, of $4,676,702,923.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).